Risk Management - Schedule of Banking Book Positions (Products Valued at Amortized Cost and Available-for-sale Instruments and Derivatives Valued at Fair Value) (Detail) - Interest rate risk [member] - Banking book [member] - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity analysis for interest rate risk [line items]
Financial assets	$ 35,306,450	$ 32,936,131
Financial liabilities	(36,250,644)	(32,122,653)
Derivatives	1,301,055	156,607
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	12,867,570	12,190,871
Financial liabilities	(17,384,980)	(16,896,494)
Derivatives	1,901,039	3,074,115
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	11,892,680	11,301,485
Financial liabilities	(7,943,982)	(6,908,602)
Derivatives	(2,171,399)	(2,165,038)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,675,492	4,303,817
Financial liabilities	(5,211,276)	(3,980,347)
Derivatives	1,617,165	130,563
COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	4,870,708	5,139,958
Financial liabilities	(5,710,406)	(4,337,210)
Derivatives	(45,750)	(883,033)
Up to one month [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	10,789,821	9,817,266
Financial liabilities	(14,406,920)	(15,149,162)
Derivatives	(590,525)	(149,153)
Up to one month [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,650,471	4,885,891
Financial liabilities	(7,652,765)	(10,169,966)
Derivatives	543,341	830,637
Up to one month [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	510,552	539,004
Financial liabilities	(315,900)	(223,471)
Derivatives	(969,261)	(1,263,538)
Up to one month [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,353,122	2,523,089
Financial liabilities	(2,303,464)	(2,152,414)
Derivatives	228,696	103,599
Up to one month [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,275,676	1,869,282
Financial liabilities	(4,134,791)	(2,603,311)
Derivatives	(393,301)	180,149
1 - 3 months [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	3,521,035	2,565,202
Financial liabilities	(3,202,539)	(2,808,356)
Derivatives	796,182	(133,655)
1 - 3 months [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,515,577	845,251
Financial liabilities	(2,034,059)	(1,637,063)
Derivatives	749,393	1,429,392
1 - 3 months [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	441,744	502,506
Financial liabilities	(16,842)	(14,789)
Derivatives	(906,260)	(795,275)
1 - 3 months [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	714,710	571,066
Financial liabilities	(866,228)	(884,847)
Derivatives	416,053	(24,269)
1 - 3 months [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	849,004	646,379
Financial liabilities	(285,410)	(271,657)
Derivatives	536,996	(743,503)
3 months to 1 year [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	6,400,962	5,585,956
Financial liabilities	(5,198,326)	(4,363,629)
Derivatives	438,226	(133,194)
3 months to 1 year [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,131,454	2,289,124
Financial liabilities	(2,487,949)	(2,477,283)
Derivatives	383,356	516,336
3 months to 1 year [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,857,539	1,683,797
Financial liabilities	(479,329)	(284,994)
Derivatives	(517,836)	(662,416)
3 months to 1 year [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,304,278	885,045
Financial liabilities	(1,705,776)	(939,496)
Derivatives	737,494	87,848
3 months to 1 year [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,107,691	727,990
Financial liabilities	(525,272)	(661,856)
Derivatives	(164,788)	(74,962)
1 - 3 years [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	5,787,466	5,174,445
Financial liabilities	(6,880,724)	(1,818,488)
Derivatives	(343,008)	(376,852)
1 - 3 years [member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,161,385	2,252,567
Financial liabilities	(5,147,050)	(661,668)
Derivatives	224,949	272,765
1 - 3 years [member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	2,528,482	1,586,457
Financial liabilities	(984,178)	(768,465)
Derivatives	(795,785)	(444,847)
1 - 3 years [member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	147,490	123,608
Financial liabilities	(335,808)	(3,590)
Derivatives	79,486	(24,433)
1 - 3 years [member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	950,109	1,211,813
Financial liabilities	(413,688)	(384,765)
Derivatives	148,342	(180,337)
More than 3 Years [Member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	8,807,166	9,793,262
Financial liabilities	(6,562,135)	(7,983,018)
Derivatives	1,000,180	949,461
More than 3 Years [Member] | CLP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	1,408,683	1,918,038
Financial liabilities	(63,157)	(1,950,514)
Derivatives		24,985
More than 3 Years [Member] | CLF [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	6,554,363	6,989,721
Financial liabilities	(6,147,733)	(5,616,883)
Derivatives	1,017,743	1,001,038
More than 3 Years [Member] | USD [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	155,892	201,009
Derivatives	155,436	(12,182)
More than 3 Years [Member] | COP [member]
Sensitivity analysis for interest rate risk [line items]
Financial assets	688,228	684,494
Financial liabilities	(351,245)	(415,621)
Derivatives	$ (172,999)	$ (64,380)